INSURANCE CONTRACTS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning	$ 1,902	$ 1,987
Contractual service margin recognized for services provided	(358)	(310)
Change in risk adjustment recognized for the risk expired	(82)	(90)
Experience adjustments	(14)	(43)
Contracts initially recognized in the period	0	0
Changes in estimates that adjust the contractual service margin	0	0
Adjustments to liabilities for incurred claims	10	10
Insurance finance (income)/expenses	96	(39)
Foreign currency translation	42	(132)
Increase (decrease) in insurance contracts liability (asset)	(306)	(604)
Premiums received	454	635
Claims and other insurance service expenses paid	(55)	(41)
Insurance contract acquisition cash flows	(61)	(75)
Insurance contract liabilities, ending	1,934	1,902
Estimates of present value of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning	352	415
Contractual service margin recognized for services provided	0	0
Change in risk adjustment recognized for the risk expired	0	0
Experience adjustments	(14)	(43)
Contracts initially recognized in the period	(306)	(456)
Changes in estimates that adjust the contractual service margin	(21)	(48)
Adjustments to liabilities for incurred claims	6	10
Insurance finance (income)/expenses	22	(24)
Foreign currency translation	8	(21)
Increase (decrease) in insurance contracts liability (asset)	(305)	(582)
Premiums received	454	635
Claims and other insurance service expenses paid	(55)	(41)
Insurance contract acquisition cash flows	(61)	(75)
Insurance contract liabilities, ending	385	352
Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning	585	616
Contractual service margin recognized for services provided	0	0
Change in risk adjustment recognized for the risk expired	(82)	(90)
Experience adjustments	0	0
Contracts initially recognized in the period	117	169
Changes in estimates that adjust the contractual service margin	(202)	(33)
Adjustments to liabilities for incurred claims	4	0
Insurance finance (income)/expenses	46	(37)
Foreign currency translation	11	(40)
Increase (decrease) in insurance contracts liability (asset)	(106)	(31)
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance contract acquisition cash flows	0	0
Insurance contract liabilities, ending	479	585
Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning	965	956
Contractual service margin recognized for services provided	(358)	(310)
Change in risk adjustment recognized for the risk expired	0	0
Experience adjustments	0	0
Contracts initially recognized in the period	189	287
Changes in estimates that adjust the contractual service margin	223	81
Adjustments to liabilities for incurred claims	0	0
Insurance finance (income)/expenses	28	22
Foreign currency translation	23	(71)
Increase (decrease) in insurance contracts liability (asset)	105	9
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance contract acquisition cash flows	0	0
Insurance contract liabilities, ending	$ 1,070	$ 965